CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income
Interest income	$ 4,579	$ 4,573	$ 4,629	$ 4,653	$ 4,689	$ 4,682	$ 4,860	$ 5,081	$ 18,434	$ 19,312	$ 21,689
Gain on sale of investment securities									1,051	36
Total income	961	923	935	1,044	701	511	542	947	3,863	2,701	4,326
General, administrative and other expense	3,278	3,062	3,574	3,416	3,425	3,578	3,696	3,687	13,330	14,386	14,561
Earnings before federal income tax expense (benefits)	1,221	1,311	730	1,161	444	(35)	318	1,126	4,423	1,853	4,573
Federal income tax expense (benefits)	385	410	203	346	89	(56)	53	335	1,344	421	1,218
Net earnings	836	901	527	815	355	21	265	791	3,079	1,432	3,355
Cheviot Financial Corp
Income
Interest income									10	97	15
Gain on sale of investment securities									795
Equity in earnings of Cheviot Savings Bank									2,785	1,584	3,614
Total income									3,590	1,681	3,629
General, administrative and other expense									367	327	408
Earnings before federal income tax expense (benefits)									3,223	1,354	3,221
Federal income tax expense (benefits)									144	(78)	(134)
Net earnings									$ 3,079	$ 1,432	$ 3,355